Shareholder Report, Holdings (Details) - C000146106	Sep. 30, 2024
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.70%
02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	1.60%
11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Communications
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Technology
Holdings [Line Items]
Percent of Net Asset Value	33.50%